UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 8.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	20,794	536,485
Johnson Controls, Inc.	51,438	1,738,605

		2,275,090
Automobiles 0.3%
Ford Motor Co.* (a)	184,075	1,052,909
General Motors Corp. (a)	49,166	936,612
Harley-Davidson, Inc. (a)	20,786	779,475

		2,768,996
Distributors 0.1%
Genuine Parts Co.	14,409	579,530

Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	12,044	520,301
H&R Block, Inc.	27,896	579,121

		1,099,422
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Unit)	37,846	1,532,006
Darden Restaurants, Inc.	12,254	398,868
International Game Technology	27,256	1,095,964
Marriott International, Inc. "A"	27,040	929,094
McDonald's Corp.	100,391	5,598,806
Starbucks Corp.*	63,228	1,106,490
Starwood Hotels & Resorts Worldwide, Inc.	17,225	891,394
Wendy's International, Inc.	7,711	177,816
Wyndham Worldwide Corp.	15,437	319,237
Yum! Brands, Inc.	42,316	1,574,578

		13,624,253
Household Durables 0.5%
Black & Decker Corp.	5,322	351,784
Centex Corp.	10,635	257,473
D.R. Horton, Inc.	24,000	378,000
Fortune Brands, Inc.	13,255	921,223
Harman International Industries, Inc.	5,200	226,408
KB HOME	6,792	167,966
Leggett & Platt, Inc. (a)	14,564	222,101
Lennar Corp. "A"	12,100	227,601
Newell Rubbermaid, Inc.	23,497	537,376
Pulte Homes, Inc.	18,382	267,458
Snap-on, Inc.	5,193	264,064
The Stanley Works	7,156	340,769
Whirlpool Corp.	6,588	571,707

		4,733,930
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	26,828	1,912,836
Expedia, Inc.*	18,153	397,369
IAC/InterActiveCorp.*	16,100	334,236

		2,644,441
Leisure Equipment & Products 0.2%
Brunswick Corp. (a)	7,606	121,468
Eastman Kodak Co.	24,907	440,107
Hasbro, Inc.	12,386	345,569
Mattel, Inc.	31,498	626,810

		1,533,954
Media 2.8%
CBS Corp. "B"	59,487	1,313,473
Clear Channel Communications, Inc.	43,552	1,272,589
Comcast Corp. "A"*	262,487	5,076,499
E.W. Scripps Co. "A"	7,500	315,075
Gannett Co., Inc.	20,042	582,220
Interpublic Group of Companies, Inc.*	39,697	333,852
McGraw-Hill Companies, Inc.	28,164	1,040,660
Meredith Corp.	3,224	123,318
New York Times Co. "A" (a)	12,410	234,301
News Corp. "A"	200,254	3,754,762
Omnicom Group, Inc.	27,932	1,234,036

The DIRECTV Group, Inc.*	62,200	1,541,938
Time Warner, Inc.	311,730	4,370,455
Viacom, Inc. "B"*	55,887	2,214,243
Walt Disney Co.	164,080	5,148,830
Washington Post Co. "B"	518	342,657

		28,898,908
Multiline Retail 0.8%
Big Lots, Inc.* (a)	7,892	175,991
Dillard's, Inc. "A" (a)	5,151	88,649
Family Dollar Stores, Inc.	12,270	239,265
J.C. Penney Co., Inc.	20,022	755,030
Kohl's Corp.*	27,178	1,165,664
Macy's, Inc. (a)	37,508	864,934
Nordstrom, Inc.	15,548	506,865
Sears Holdings Corp.* (a)	6,343	647,557
Target Corp.	72,510	3,674,807

		8,118,762
Specialty Retail 1.6%
Abercrombie & Fitch Co. "A"	7,500	548,550
AutoNation, Inc.*	12,051	180,403
AutoZone, Inc.*	3,791	431,530
Bed Bath & Beyond, Inc.*	22,916	676,022
Best Buy Co., Inc.	30,336	1,257,731
Circuit City Stores, Inc.	1,131	4,501
GameStop Corp. "A"*	13,900	718,769
Home Depot, Inc.	148,185	4,144,734
Limited Brands, Inc.	26,870	459,477
Lowe's Companies, Inc.	126,600	2,904,204
Office Depot, Inc.*	23,603	260,813
OfficeMax, Inc.	6,641	127,109
RadioShack Corp.	11,345	184,356
Staples, Inc.	61,489	1,359,522
The Gap, Inc.	39,632	779,958
The Sherwin-Williams Co.	9,089	463,903
Tiffany & Co.	11,400	476,976
TJX Companies, Inc.	37,858	1,251,964

		16,230,522
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	30,700	925,605
Jones Apparel Group, Inc.	7,494	100,569
Liz Claiborne, Inc.	8,624	156,526
NIKE, Inc. "B"	33,450	2,274,600
Polo Ralph Lauren Corp.	5,100	297,279
VF Corp.	7,587	588,068

		4,342,647
Consumer Staples 11.0%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	62,409	2,961,307
Brown-Forman Corp. "B"	7,080	468,838
Coca-Cola Co.	175,414	10,677,450
Coca-Cola Enterprises, Inc.	24,950	603,790
Constellation Brands, Inc. "A"*	17,800	314,526
Molson Coors Brewing Co. "B"	12,984	682,569
Pepsi Bottling Group, Inc.	12,111	410,684

PepsiCo, Inc.	139,346	10,060,781

		26,179,945
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	37,945	2,465,287
CVS Caremark Corp.	124,790	5,055,243
Kroger Co.	58,963	1,497,660
Safeway, Inc.	38,327	1,124,897
SUPERVALU, Inc.	18,248	547,075
Sysco Corp.	52,657	1,528,106
Wal-Mart Stores, Inc.	204,927	10,795,554
Walgreen Co.	85,896	3,271,779
Whole Foods Market, Inc. (a)	12,100	398,937

		26,684,538
Food Products 1.6%
Archer-Daniels-Midland Co.	55,607	2,288,784
Campbell Soup Co.	19,285	654,726
ConAgra Foods, Inc.	42,205	1,010,810
Dean Foods Co.	11,500	231,035
General Mills, Inc.	29,228	1,750,173
H.J. Heinz Co.	27,379	1,285,991
Kellogg Co.	22,032	1,158,002
Kraft Foods, Inc. "A"	133,982	4,154,782
McCormick & Co., Inc.	12,214	451,551
Sara Lee Corp.	62,739	877,091
The Hershey Co.	14,546	547,948
Tyson Foods, Inc. "A"	22,800	363,660
Wm. Wrigley Jr. Co.	18,833	1,183,466

		15,958,019
Household Products 2.5%
Clorox Co.	12,030	681,379
Colgate-Palmolive Co.	44,121	3,437,467
Kimberly-Clark Corp.	36,647	2,365,564
Procter & Gamble Co.	268,955	18,845,677

		25,330,087
Personal Products 0.2%
Avon Products, Inc.	37,170	1,469,702
Estee Lauder Companies, Inc. "A"	9,900	453,915

		1,923,617
Tobacco 1.5%
Altria Group, Inc.	183,770	4,079,694
Philip Morris International, Inc.*	183,770	9,295,087
Reynolds American, Inc.	14,828	875,297
UST, Inc.	13,535	737,928

		14,988,006
Energy 13.1%
Energy Equipment & Services 2.7%
Baker Hughes, Inc. (a)	27,571	1,888,613
BJ Services Co.	25,386	723,755
Cameron International Corp.*	19,300	803,652
ENSCO International, Inc.	12,500	782,750
Halliburton Co.	77,273	3,039,147
Nabors Industries Ltd.*	24,496	827,230
National-Oilwell Varco, Inc.* (a)	32,100	1,873,998

Noble Corp.	23,190	1,151,847
Rowan Companies, Inc.	9,682	398,705
Schlumberger Ltd.	103,518	9,006,066
Smith International, Inc.	17,300	1,111,179
Transocean, Inc.*	28,099	3,798,985
Weatherford International Ltd.*	29,144	2,112,066

		27,517,993
Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	40,414	2,547,294
Apache Corp.	28,653	3,461,855
Chesapeake Energy Corp.	41,600	1,919,840
Chevron Corp. (a)	180,982	15,448,624
ConocoPhillips	136,142	10,375,382
CONSOL Energy, Inc.	15,700	1,086,283
Devon Energy Corp.	38,492	4,015,870
El Paso Corp.	60,654	1,009,283
EOG Resources, Inc.	21,457	2,574,840
ExxonMobil Corp.	466,304	39,439,992
Hess Corp.	24,050	2,120,729
Marathon Oil Corp.	61,442	2,801,755
Murphy Oil Corp.	16,300	1,338,882
Noble Energy	15,000	1,092,000
Occidental Petroleum Corp.	72,788	5,325,898
Peabody Energy Corp.	22,900	1,167,900
Range Resources Corp.	12,168	772,060
Spectra Energy Corp.	54,791	1,246,495
Sunoco, Inc.	10,216	536,034
Tesoro Corp.	11,800	354,000
Valero Energy Corp.	46,572	2,287,151
Williams Companies, Inc.	50,987	1,681,551
XTO Energy, Inc.	43,985	2,720,912

		105,324,630
Financials 16.6%
Capital Markets 3.0%
American Capital Strategies Ltd. (a)	16,100	549,976
Ameriprise Financial, Inc.	20,105	1,042,444
Bank of New York Mellon Corp.	98,648	4,116,581
Bear Stearns Companies, Inc. (a)	10,030	105,215
Charles Schwab Corp.	81,063	1,526,416
E*TRADE Financial Corp.* (a)	46,800	180,648
Federated Investors, Inc. "B"	7,200	281,952
Franklin Resources, Inc.	14,052	1,362,904
Janus Capital Group, Inc.	13,271	308,816
Legg Mason, Inc.	11,600	649,368
Lehman Brothers Holdings, Inc.	45,842	1,725,493
Merrill Lynch & Co., Inc.	83,672	3,408,797
Morgan Stanley	94,840	4,334,188
Northern Trust Corp.	16,549	1,100,012
State Street Corp.	33,465	2,643,735
T. Rowe Price Group, Inc.	22,920	1,146,000
The Goldman Sachs Group, Inc.	34,433	5,694,874

		30,177,419
Commercial Banks 2.9%
BB&T Corp. (a)	47,634	1,527,146

Comerica, Inc.	13,137	460,846
Fifth Third Bancorp	46,106	964,538
First Horizon National Corp. (a)	10,698	149,879
Huntington Bancshares, Inc.	31,660	340,345
KeyCorp.	33,629	738,157
M&T Bank Corp. (a)	6,450	519,096
Marshall & Ilsley Corp.	21,852	506,966
National City Corp.	54,876	546,016
PNC Financial Services Group, Inc.	30,226	1,981,919
Regions Financial Corp.	60,161	1,188,180
SunTrust Banks, Inc.	30,271	1,669,143
US Bancorp.	149,455	4,836,392
Wachovia Corp.	176,099	4,754,673
Wells Fargo & Co.	291,048	8,469,497
Zions Bancorp.	9,311	424,116

		29,076,909
Consumer Finance 0.7%
American Express Co.	101,225	4,425,557
Capital One Financial Corp.	33,602	1,653,890
Discover Financial Services	41,370	677,227
SLM Corp.*	43,078	661,247

		7,417,921
Diversified Financial Services 4.2%
Bank of America Corp.	386,386	14,647,893
CIT Group, Inc.	16,424	194,625
Citigroup, Inc.	450,731	9,654,658
CME Group, Inc.	4,800	2,251,680
IntercontinentalExchange, Inc.*	6,200	809,100
JPMorgan Chase & Co. (a)	296,362	12,728,748
Leucadia National Corp.	14,600	660,212
Moody's Corp. (a)	18,052	628,751
NYSE Euronext	23,200	1,431,672

		43,007,339
Insurance 4.0%
ACE Ltd.	28,576	1,573,395
Aflac, Inc.	41,437	2,691,333
Allstate Corp.	48,856	2,348,019
Ambac Financial Group, Inc.	24,778	142,474
American International Group, Inc.	219,581	9,496,878
Aon Corp.	25,583	1,028,437
Assurant, Inc.	8,300	505,138
Chubb Corp.	32,270	1,596,720
Cincinnati Financial Corp.	14,509	551,922
Genworth Financial, Inc. "A"	38,000	860,320
Hartford Financial Services Group, Inc.	27,234	2,063,520
Lincoln National Corp.	23,369	1,215,188
Loews Corp.	38,070	1,531,175
Marsh & McLennan Companies, Inc.	45,013	1,096,067
MBIA, Inc.	17,264	210,966
MetLife, Inc.	61,832	3,725,996
Principal Financial Group, Inc.	22,611	1,259,885
Progressive Corp.	59,156	950,637
Prudential Financial, Inc.	38,863	3,041,030
Safeco Corp.	8,018	351,830

The Travelers Companies, Inc.	54,071	2,587,297
Torchmark Corp.	8,010	481,481
Unum Group	31,165	685,942
XL Capital Ltd. "A"	15,377	454,390

		40,450,040
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	8,038	287,841
AvalonBay Communities, Inc. (REIT)	6,800	656,336
Boston Properties, Inc. (REIT)	10,300	948,321
Developers Diversified Realty Corp. (REIT)	11,800	494,184
Equity Residential (REIT)	23,630	980,409
General Growth Properties, Inc. (REIT)	23,000	877,910
HCP, Inc. (REIT)	15,933	538,695
Host Hotels & Resorts, Inc. (REIT)	45,200	719,584
Kimco Realty Corp. (REIT) (a)	21,000	822,570
Plum Creek Timber Co., Inc. (REIT)	15,000	610,500
ProLogis (REIT)	22,300	1,312,578
Public Storage (REIT)	10,546	934,586
Simon Property Group, Inc. (REIT)	19,741	1,834,136
Vornado Realty Trust (REIT)	11,600	1,000,036

		12,017,686
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	17,000	367,880
Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp. (a)	50,338	276,859
Fannie Mae	86,050	2,264,836
Freddie Mac	57,663	1,460,027
Hudson City Bancorp, Inc.	45,200	799,136
MGIC Investment Corp.	7,142	75,205
Sovereign Bancorp, Inc.	31,298	291,698
Washington Mutual, Inc. (a)	75,243	775,003

		5,942,764
Health Care 11.6%
Biotechnology 1.4%
Amgen, Inc.*	94,116	3,932,167
Biogen Idec, Inc.*	26,060	1,607,641
Celgene Corp.*	38,100	2,335,149
Genzyme Corp.*	23,003	1,714,644
Gilead Sciences, Inc.*	81,472	4,198,252

		13,787,853
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	55,903	3,232,312
Becton, Dickinson & Co.	21,178	1,818,131
Boston Scientific Corp.*	116,165	1,495,044
C.R. Bard, Inc.	8,798	848,127
Covidien Ltd.	43,088	1,906,644
Hospira, Inc.*	13,620	582,527
Medtronic, Inc.	99,525	4,814,024
St. Jude Medical, Inc.*	29,588	1,277,906
Stryker Corp.	20,582	1,338,859
Varian Medical Systems, Inc.*	10,800	505,872
Zimmer Holdings, Inc.*	20,284	1,579,312

		19,398,758

Health Care Providers & Services 1.9%
Aetna, Inc.	43,272	1,821,318
AmerisourceBergen Corp.	15,482	634,452
Cardinal Health, Inc.	31,300	1,643,563
CIGNA Corp.	24,205	981,997
Coventry Health Care, Inc.*	13,395	540,488
Express Scripts, Inc.*	21,868	1,406,550
Humana, Inc.*	14,675	658,321
Laboratory Corp. of America Holdings*	9,791	721,401
McKesson Corp.	25,215	1,320,510
Medco Health Solutions, Inc.*	45,628	1,998,050
Patterson Companies, Inc.*	12,100	439,230
Quest Diagnostics, Inc.	13,616	616,396
Tenet Healthcare Corp.*	42,100	238,286
UnitedHealth Group, Inc.	109,108	3,748,951
WellPoint, Inc.*	46,888	2,069,167

		18,838,680
Health Care Technology 0.0%
IMS Health, Inc.	16,930	355,699
Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	14,529	477,423
Millipore Corp.*	4,715	317,838
PerkinElmer, Inc.	10,236	248,223
Thermo Fisher Scientific, Inc.*	36,521	2,075,854
Waters Corp.*	8,700	484,590

		3,603,928
Pharmaceuticals 6.1%
Abbott Laboratories	133,782	7,378,077
Allergan, Inc.	26,724	1,506,966
Barr Pharmaceuticals, Inc.*	9,200	444,452
Bristol-Myers Squibb Co. (a)	173,862	3,703,261
Eli Lilly & Co.	86,037	4,438,649
Forest Laboratories, Inc.*	27,195	1,088,072
Johnson & Johnson	247,734	16,070,504
King Pharmaceuticals, Inc.*	21,286	185,188
Merck & Co., Inc.	188,459	7,152,019
Mylan, Inc. (a)	23,336	270,698
Pfizer, Inc.	589,289	12,333,819
Schering-Plough Corp.	140,250	2,021,002
Watson Pharmaceuticals, Inc.* (a)	9,355	274,289
Wyeth	115,976	4,843,158

		61,710,154
Industrials 12.0%
Aerospace & Defense 2.8%
Boeing Co.	66,908	4,975,948
General Dynamics Corp.	34,834	2,904,111
Goodrich Corp.	10,561	607,363
Honeywell International, Inc.	64,647	3,647,384
L-3 Communications Holdings, Inc.	10,900	1,191,806
Lockheed Martin Corp.	29,993	2,978,305
Northrop Grumman Corp.	29,331	2,282,245
Precision Castparts Corp.	12,000	1,224,960
Raytheon Co.	37,196	2,403,233

Rockwell Collins, Inc.	14,131	807,587
United Technologies Corp.	86,100	5,925,402

		28,948,344
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	14,700	799,680
Expeditors International of Washington, Inc.	18,500	835,830
FedEx Corp.	26,765	2,480,313
United Parcel Service, Inc. "B"	90,958	6,641,753

		10,757,576
Airlines 0.1%
Southwest Airlines Co.	63,595	788,578
Building Products 0.1%
Masco Corp.	31,965	633,866
Trane, Inc.	14,864	682,257

		1,316,123
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	24,375	263,494
Avery Dennison Corp.	8,886	437,635
Cintas Corp.	11,742	335,117
Equifax, Inc.	11,491	396,210
Monster Worldwide, Inc.*	11,085	268,368
Pitney Bowes, Inc.	18,746	656,485
R.R. Donnelley & Sons Co.	18,629	564,645
Robert Half International, Inc.	13,900	357,786
Waste Management, Inc.	44,369	1,489,023

		4,768,763
Construction & Engineering 0.2%
Fluor Corp.	7,625	1,076,345
Jacobs Engineering Group, Inc.*	10,500	772,695

		1,849,040
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	15,328	615,419
Emerson Electric Co.	68,204	3,509,778
Rockwell Automation, Inc.	12,947	743,417

		4,868,614
Industrial Conglomerates 4.0%
3M Co.	61,736	4,886,405
General Electric Co.	870,332	32,210,987
Textron, Inc.	21,582	1,196,075
Tyco International Ltd.	42,788	1,884,811

		40,178,278
Machinery 1.9%
Caterpillar, Inc.	54,336	4,253,965
Cummins, Inc.	17,612	824,594
Danaher Corp.	21,465	1,631,984
Deere & Co.	38,024	3,058,650
Dover Corp.	17,202	718,700
Eaton Corp.	12,705	1,012,207
Illinois Tool Works, Inc.	35,794	1,726,345
Ingersoll-Rand Co., Ltd. "A"	23,622	1,053,069
ITT Corp.	15,694	813,106
Manitowoc Co., Inc.	11,100	452,880
PACCAR, Inc.	31,901	1,435,545

Pall Corp.	10,553	370,094
Parker Hannifin Corp.	14,568	1,009,125
Terex Corp.*	8,800	550,000

		18,910,264
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	25,738	2,373,558
CSX Corp.	35,248	1,976,355
Norfolk Southern Corp.	33,186	1,802,664
Ryder System, Inc.	4,852	295,535
Union Pacific Corp.	22,681	2,843,744

		9,291,856
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,809	443,749
Information Technology 15.5%
Communications Equipment 2.5%
Ciena Corp.* (a)	8,765	270,225
Cisco Systems, Inc.*	519,595	12,517,044
Corning, Inc.	136,422	3,279,585
JDS Uniphase Corp.*	18,978	254,115
Juniper Networks, Inc.*	47,200	1,180,000
Motorola, Inc.	196,480	1,827,264
QUALCOMM, Inc.	140,520	5,761,320
Tellabs, Inc.*	38,016	207,187

		25,296,740
Computers & Peripherals 4.3%
Apple, Inc.*	76,262	10,943,597
Dell, Inc.*	194,009	3,864,659
EMC Corp.*	182,067	2,610,841
Hewlett-Packard Co.	214,827	9,809,001
International Business Machines Corp. (a)	119,902	13,805,516
Lexmark International, Inc. "A"*	8,168	250,921
NetApp, Inc.*	29,784	597,169
QLogic Corp.*	12,418	190,616
SanDisk Corp.*	21,500	485,255
Sun Microsystems, Inc.*	71,745	1,114,204
Teradata Corp.*	15,651	345,261

		44,017,040
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	32,097	957,453
Jabil Circuit, Inc.	16,647	157,481
Molex, Inc.	12,217	282,946
Tyco Electronics Ltd.	43,088	1,478,780

		2,876,660
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	14,500	408,320
eBay, Inc.*	97,168	2,899,493
Google, Inc. "A"*	20,053	8,832,745
VeriSign, Inc.*	19,300	641,532
Yahoo!, Inc.*	115,688	3,346,854

		16,128,944
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	8,773	439,615
Automatic Data Processing, Inc.	45,508	1,929,084

Cognizant Technology Solutions Corp. "A"*	25,500	735,165
Computer Sciences Corp.*	14,344	585,092
Convergys Corp.*	10,872	163,732
Electronic Data Systems Corp.	44,391	739,110
Fidelity National Information Services, Inc.	14,900	568,286
Fiserv, Inc.*	14,342	689,707
Paychex, Inc.	28,211	966,509
Total System Services, Inc.	15,161	358,709
Unisys Corp.*	27,480	121,737
Western Union Co.	65,012	1,382,805

		8,679,551
Office Electronics 0.1%
Xerox Corp.	79,988	1,197,420
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	50,960	300,154
Altera Corp.	26,786	493,666
Analog Devices, Inc.	25,635	756,745
Applied Materials, Inc.	117,930	2,300,814
Broadcom Corp. "A"*	40,721	784,694
Intel Corp.	504,445	10,684,145
KLA-Tencor Corp.	15,645	580,430
Linear Technology Corp.	19,214	589,678
LSI Corp.* (a)	61,113	302,509
MEMC Electronic Materials, Inc.*	19,900	1,410,910
Microchip Technology, Inc. (a)	16,500	540,045
Micron Technology, Inc.*	65,820	392,945
National Semiconductor Corp.	19,726	361,380
Novellus Systems, Inc.*	9,114	191,850
NVIDIA Corp.*	48,121	952,315
Teradyne, Inc.*	15,104	187,592
Texas Instruments, Inc.	115,579	3,267,418
Xilinx, Inc.	24,946	592,468

		24,689,758
Software 3.4%
Adobe Systems, Inc.*	49,710	1,769,179
Autodesk, Inc.*	19,948	627,963
BMC Software, Inc.*	17,006	553,035
CA, Inc.	33,959	764,078
Citrix Systems, Inc.*	16,098	472,154
Compuware Corp.*	25,446	186,774
Electronic Arts, Inc.*	27,258	1,360,719
Intuit, Inc.*	28,870	779,779
Microsoft Corp.	696,671	19,771,523
Novell, Inc.*	31,036	195,216
Oracle Corp.*	345,778	6,763,418
Symantec Corp.*	75,052	1,247,364

		34,491,202
Materials 3.5%
Chemicals 2.0%
Air Products & Chemicals, Inc.	18,639	1,714,788
Ashland, Inc.	4,808	227,418
Dow Chemical Co. (a)	81,761	3,012,893
E.I. du Pont de Nemours & Co.	79,012	3,694,601
Eastman Chemical Co.	7,030	439,024

Ecolab, Inc.	15,166	658,659
Hercules, Inc.	10,007	183,028
International Flavors & Fragrances, Inc.	6,543	288,219
Monsanto Co.	48,216	5,376,084
PPG Industries, Inc.	14,150	856,216
Praxair, Inc.	27,385	2,306,639
Rohm & Haas Co.	10,894	589,148
Sigma-Aldrich Corp.	11,240	670,466

		20,017,183
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,825	585,980
Containers & Packaging 0.1%
Ball Corp.	8,736	401,332
Bemis Co., Inc.	7,872	200,185
Pactiv Corp.*	11,319	296,671
Sealed Air Corp.	13,996	353,399

		1,251,587
Metals & Mining 1.1%
Alcoa, Inc.	71,081	2,563,181
Allegheny Technologies, Inc.	8,817	629,181
Freeport-McMoRan Copper & Gold, Inc.	33,099	3,184,786
Newmont Mining Corp.	39,132	1,772,680
Nucor Corp.	24,930	1,688,758
Titanium Metals Corp.	7,600	114,380
United States Steel Corp.	10,259	1,301,559

		11,254,525
Paper & Forest Products 0.2%
International Paper Co.	37,072	1,008,358
MeadWestvaco Corp.	16,259	442,570
Weyerhaeuser Co.	18,098	1,177,094

		2,628,022
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	525,136	20,112,709
CenturyTel, Inc.	9,619	319,736
Citizens Communications Co.	27,790	291,517
Embarq Corp.	13,298	533,250
Qwest Communications International, Inc. (a)	135,940	615,808
Verizon Communications, Inc.	250,229	9,120,847
Windstream Corp.	42,759	510,970

		31,504,837
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	35,000	1,372,350
Sprint Nextel Corp.	246,268	1,647,533

		3,019,883
Utilities 3.6%
Electric Utilities 2.1%
Allegheny Energy, Inc.	14,110	712,555
American Electric Power Co., Inc.	34,616	1,441,064
Duke Energy Corp.	109,183	1,948,917
Edison International	28,467	1,395,452
Entergy Corp.	16,856	1,838,653

Exelon Corp.	58,242	4,733,327
FirstEnergy Corp.	26,654	1,828,997
FPL Group, Inc.	35,484	2,226,266
Pepco Holdings, Inc.	17,300	427,656
Pinnacle West Capital Corp.	7,608	266,889
PPL Corp.	32,228	1,479,910
Progress Energy, Inc.	21,831	910,353
Southern Co.	65,704	2,339,719

		21,549,758
Gas Utilities 0.1%
Nicor, Inc.	3,884	130,153
Questar Corp.	15,000	848,400

		978,553
Independent Power Producers & Energy Traders 0.3%
AES Corp.* (a)	58,848	980,996
Constellation Energy Group	15,610	1,377,895
Dynegy, Inc. "A"*	39,872	314,590

		2,673,481
Multi-Utilities 1.1%
Ameren Corp.	17,369	764,931
CenterPoint Energy, Inc. (a)	26,021	371,320
CMS Energy Corp.	22,772	308,333
Consolidated Edison, Inc.	23,822	945,733
Dominion Resources, Inc.	50,658	2,068,873
DTE Energy Co.	15,657	608,901
Integrys Energy Group, Inc.	6,800	317,152
NiSource, Inc.	23,708	408,726
PG&E Corp.	30,649	1,128,496
Public Service Enterprise Group, Inc.	46,450	1,866,825
Sempra Energy	24,587	1,309,995
TECO Energy, Inc.	20,100	320,595
Xcel Energy, Inc.	34,057	679,437

		11,099,317

Total Common Stocks (Cost $865,824,347)		1,002,971,946
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 2.97%**, 6/26/2008 (b) (Cost $844,085)	850,000	847,411
	Shares	Value ($)

Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $39,021,729)	39,021,729	39,021,729
Cash Equivalents 0.9%
Cash Management QP Trust, 2.84% (c) (Cost $8,974,257)	8,974,257	8,974,257

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $914,664,418) †				103.7	1,051,815,343
Other Assets and Liabilities, Net				(3.7)	(37,597,898)

Net Assets				100.0	1,014,217,445

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $934,837,396. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $116,977,947. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $234,870,912 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $117,892,965.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $38,278,671 which is 3.8% of net assets.
(b)				At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P 500 Index	6/19/2008	34	11,171,020	11,254,000	82,980

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$1,050,967,932	$82,980
Level 2 - Other Significant	847,411	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$1,051,815,343	$82,980

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008